Advances to Suppliers (Tables)	6 Months Ended
Mar. 31, 2025
Advances to Suppliers [Abstract]
Schedule of Advances to Suppliers

As of September 30, 2024 and March 31, 2025, advances to suppliers consisted of the following:

	As of September 30, 2024	As of March 31, 2025
		(Unaudited)
Prepayment for purchase of battery packs	$16,637,595	$10,747,807
Others	251,990	209,687
Advances to supplier	$16,889,585	$10,957,494